WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 110.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,870,960	$12,228,679
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	56,344,976	63,422,544	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,080,560	5,963,113
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	34,112,214	39,053,094	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	158,367	207,255
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	7,265,553	8,958,365
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	32,720,310	44,791,225	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,555,240	4,894,709
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	4,783,869	6,655,789
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	25,739,751	32,057,537	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	15,402,398	16,876,994
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	3,116,130	3,660,977
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	41,563,640	41,175,199	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	23,776,280	23,547,192
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	15,910,580	16,010,080
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	11,996,020	11,923,208
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	44,552,052	44,273,561	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	25,506,936	25,488,164	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	6,658,200	6,646,724
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	22,303,613	23,178,198

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $412,425,034)				431,012,607

CORPORATE BONDS & NOTES - 8.3%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	160,000	127,200

ENERGY - 4.8%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	200,000	212,163

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	124,661
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,634,736
Apache Corp., Senior Notes	2.625%	1/15/23	115,000	115,539
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	454,459
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,190,807
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,670,000	1,734,041
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000	212,515
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,830,000	1,993,144	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	$2,113,160	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	10,000	10,088	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	50,000	47,812	(b)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	209,715
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	1,770,953
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	200,000	187,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	250,000	227,500
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	803,653
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,820,000	2,005,185
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	798,750
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,100,000	869,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,607,476
YPF SA, Senior Notes	8.500%	7/28/25	800,000	528,008	(c)

Total Oil, Gas & Consumable Fuels				18,638,202

TOTAL ENERGY				18,850,365

FINANCIALS - 0.9%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,691,845

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	1,010,000	722,150	(b)(d)

TOTAL FINANCIALS				3,413,995

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	550,000	624,250	(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	1,079,106	(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	840,000	867,300	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,440,000	(b)

TOTAL HEALTH CARE				4,010,656

MATERIALS - 1.6%
Metals & Mining - 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	720,000	750,600	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	825,995	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	350,000	394,262
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000	389,769	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	206,903	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	822,720	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		$1,933,223
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000		712,428

TOTAL MATERIALS					6,035,900

TOTAL CORPORATE BONDS & NOTES (Cost - $30,667,490)					32,438,116

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 7.2%
Brazil - 3.0%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	13,067,926	BRL	3,877,517
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	22,988,671	BRL	7,675,620

Total Brazil					11,553,137

Italy - 3.7%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	10,939,316	EUR	14,488,345	(c)

Russia - 0.5%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	128,302,800	RUB	1,781,622

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $25,712,183)					27,823,104

COLLATERALIZED MORTGAGE OBLIGATIONS(e) -5.6%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,571,430		1,178,090
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.416%	5/28/36	723,209		721,302	(b)(d)
Bear Stearns ARM Trust, 2004-9 24A1	4.788%	11/25/34	23,755		23,730	(d)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.697%	2/25/37	4,648		4,784	(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.406%	10/27/36	2,430,000		1,937,158	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721 X1, IO	0.444%	8/25/22	148,463,880		1,335,522	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	871,333		58,934
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,311,249		163,239
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.595%	10/25/29	1,300,000		1,366,967	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.045%	11/25/24	923,752		1,004,874	(b)(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.595%	1/25/29	180,813	$181,152	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.995%	10/25/29	1,340,000	1,507,747	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	5.145%	10/25/29	1,310,000	1,361,185	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	2.995%	8/25/31	1,291,045	1,292,422	(b)(d)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	1,114,531	1,105,381
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.200%	9/16/46	3,298,126	22,245	(d)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.403%	3/16/49	1,050,592	12,377	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.278%	2/16/53	1,805,857	34,416	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.790%	1/16/54	5,939,565	314,232	(d)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.063%	9/16/44	2,462,277	112,786	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.127%	2/16/48	540,526	10,533	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.826%	9/16/55	1,547,725	81,659	(d)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.823%	10/16/56	13,666,874	654,921	(d)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.824%	3/16/52	21,498,219	1,105,957	(d)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.934%	9/16/57	26,065,483	1,710,383	(d)
GSR Mortgage Loan Trust, 2004-11 1A1	4.636%	9/25/34	60,462	63,277	(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.587%	2/25/34	7,867	7,971	(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	769,797	807,155	(b)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	2.406%	10/26/36	2,781,226	2,401,757	(b)(d)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	50,041	34,688

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.181%	3/25/47	1,356,426		$1,256,344	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1 2A	7.000%	3/25/34	7,401		8,004

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $22,919,278)					21,881,192

SOVEREIGN BONDS - 4.9%
Argentina - 0.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	64,160,000	ARS	310,241	(d)

Chile - 1.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	4,130,248

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,520,000		1,565,615	(b)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	520,000		525,205	(c)

Total Ecuador					2,090,820

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		245,838	(b)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		475,556	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		330,329
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	49,188,000,000	IDR	3,417,515

Total Indonesia					4,469,238

Mexico - 1.0%
Mexican Bonos, Senior Notes	7.750%	11/13/42	10,990,000	MXN	565,773
Mexican Bonos, Senior Notes	8.000%	11/7/47	25,110,000	MXN	1,328,888
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,830,000		2,022,626

Total Mexico					3,917,287

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		199,874	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,850,000		$2,114,948	(b)

Russia - 0.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	120,000,000	RUB	1,815,002

TOTAL SOVEREIGN BONDS (Cost - $21,890,985)					19,047,658

ASSET-BACKED SECURITIES - 3.1%
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates Series, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.645%	9/25/35	1,186,192		1,191,649	(d)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates Series, 2005-R10 M5 (1 mo. USD LIBOR + 0.630%)	2.775%	1/25/36	4,660,000		4,435,661	(d)
CWHEQ Revolving Home Equity Loan Trust Series, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	2.375%	7/15/35	545,948		532,000	(d)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.335%	1/15/37	829,079		798,767	(d)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	2.305%	11/25/36	1,279,251		1,254,182	(d)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	1,224,445		1,251,128	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-WF4 M8 (1 mo. USD LIBOR + 2.625%)	4.770%	11/25/35	2,600,000		2,736,979	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $10,565,893)					12,200,366

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes (Cost - $1,022,230)	1.375%	8/31/26	1,030,000		1,024,508

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $525,203,093)					545,427,551

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $9,801,830)	2.006%		9,801,830		9,801,830

TOTAL INVESTMENTS - 142.7% (Cost - $535,004,923)					555,229,381
Liabilities in Excess of Other Assets - (42.7)%					(166,195,999)

TOTAL NET ASSETS - 100.0%					$389,033,382

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

At August 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.440%	7/10/2019	10/8/2019	$174,615,950	U.S. Treasury Inflation Protected Securities	$182,235,427

				$174,615,950		$182,235,427

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	92	12/19	$22,367,666	$22,572,200	$204,534
90-Day Eurodollar	660	6/20	162,167,511	162,698,250	530,739
Copper	165	12/19	11,307,038	10,524,938	(782,100)
Euro	83	9/19	11,835,355	11,401,606	(433,749)
Gold 100 Ounce	54	12/19	7,698,375	8,258,760	560,385
Japanese Yen	35	9/19	4,061,935	4,121,687	59,752
Mexican Peso	104	9/19	2,645,051	2,589,600	(55,451)
Silver	50	12/19	4,281,625	4,585,500	303,875
U.S. Treasury 2-Year Notes	160	12/19	34,550,422	34,578,750	28,328
U.S. Treasury 10-Year Notes	239	12/19	31,421,085	31,480,781	59,696
WTI Crude	142	12/21	7,916,511	7,118,460	(798,051)

					(322,042)

Contracts to Sell:
British Pound	33	9/19	2,635,792	2,508,206	127,586
Euro-Bund	26	9/19	4,886,573	5,117,836	(231,263)
Euro-Bund	81	12/19	15,692,305	15,692,983	(678)
Gasoline	19	12/19	1,378,961	1,181,998	196,963
U.S. Treasury 5-Year Notes	135	12/19	16,156,642	16,196,836	(40,194)
U.S. Treasury Long-Term Bonds	177	12/19	29,136,798	29,249,250	(112,452)
U.S. Treasury Ultra Long-Term Bonds	209	12/19	41,210,451	41,264,438	(53,987)

					(114,025)

Net unrealized depreciation on open futures contracts					$(436,067)

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,928,058	USD	2,423,222	Barclays Bank PLC	10/17/19	$(72,448)
IDR	26,052,151,242	USD	1,814,090	Barclays Bank PLC	10/17/19	12,734
INR	508,118,791	USD	7,229,406	Barclays Bank PLC	10/17/19	(152,025)
MYR	18,766,939	USD	4,535,158	Barclays Bank PLC	10/17/19	(76,843)
USD	206,996	AUD	300,000	Barclays Bank PLC	10/17/19	4,672
USD	112,249	EUR	100,000	BNP Paribas SA	10/17/19	1,934

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	500,000	USD	352,445	Citibank N.A.	10/17/19	$(15,238)
BRL	6,600,000	USD	1,737,299	Citibank N.A.	10/17/19	(148,680)
BRL	7,642,309	USD	2,014,077	Citibank N.A.	10/17/19	(174,574)
BRL	13,310,000	USD	3,499,408	Citibank N.A.	10/17/19	(295,694)
COP	47,489,378,331	USD	14,643,657	Citibank N.A.	10/17/19	(879,339)
JPY	880,310	USD	8,174	Citibank N.A.	10/17/19	142
RUB	807,168,911	USD	12,496,422	Citibank N.A.	10/17/19	(475,182)
USD	432,346	AUD	622,519	Citibank N.A.	10/17/19	12,510
USD	56,455	EUR	50,000	Citibank N.A.	10/17/19	1,297
USD	167,494	EUR	150,000	Citibank N.A.	10/17/19	2,021
USD	178,316	EUR	160,000	Citibank N.A.	10/17/19	1,811
USD	224,961	EUR	200,000	Citibank N.A.	10/17/19	4,330
USD	1,494,671	MXN	29,003,786	Citibank N.A.	10/17/19	59,165
USD	26,950,103	EUR	23,758,609	JPMorgan Chase & Co.	10/17/19	740,688
USD	9,767,427	TWD	301,120,000	JPMorgan Chase & Co.	10/17/19	155,108

Total						$(1,293,611)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$13,120,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	$(5,054)	$160,510
	19,547,000	8/31/23	2.500% semi-annually	3-Month LIBOR quarterly	(1,219)	(886,259)

Total	$32,667,000				$(6,273)	$(725,749)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC	$47,000,000	5/3/20	2.023	%*	CPURNSA	*	$—	$(104,662)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.32 Index	$32,170,000	6/20/24	1.000% quarterly	$680,009	$476,064	$203,945

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$431,012,607	—	$431,012,607
Corporate Bonds & Notes	—	32,438,116	—	32,438,116
Non-U.S. Treasury Inflation Protected Securities	—	27,823,104	—	27,823,104
Collateralized Mortgage Obligations	—	21,881,192	—	21,881,192
Sovereign Bonds	—	19,047,658	—	19,047,658
Asset-Backed Securities	—	12,200,366	—	12,200,366
U.S. Government & Agency Obligations	—	1,024,508	—	1,024,508

Total Long-Term Investments	—	545,427,551	—	545,427,551

Short-Term Investments†	$9,801,830	—	—	9,801,830

Total Investments	$9,801,830	$545,427,551	—	$555,229,381

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,071,858	—	—	$2,071,858
Forward Foreign Currency Contracts	—	$996,412	—	996,412
Centrally Cleared Interest Rate Swaps	—	160,510	—	160,510
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	203,945	—	203,945

Total Other Financial Instruments	$2,071,858	$1,360,867	—	$3,432,725

Total	$11,873,688	$546,788,418	—	$558,662,106

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,507,925	—	—	$2,507,925
Forward Foreign Currency Contracts	—	$2,290,023	—	2,290,023
Centrally Cleared Interest Rate Swaps	—	886,259	—	886,259
OTC Interest Rate Swaps	—	104,662	—	104,662

Total	$2,507,925	$3,280,944	—	$5,788,869

†	See Consolidated Schedule of Investments for additional detailed categorizations.